SEGMENTS (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Product Information [Line Items]
Net revenues	$ 19,652	$ 20,272	$ 20,314
Branded CNS [Member]
Product Information [Line Items]
Net revenues	5,213	5,575	5,545
Branded Respiratory Products [Member]
Product Information [Line Items]
Net revenues	1,129	957	964
Branded Womens Health Products [Member]
Product Information [Line Items]
Net revenues	461	504	510
Branded Oncology Products [Member]
Product Information [Line Items]
Net revenues	1,201	1,180	1,005
Other Branded Products [Member]
Product Information [Line Items]
Net revenues	334	344	364
Branded C N S Copaxone [Member]
Product Information [Line Items]
Net revenues	4,023	4,237	4,328
Branded C N S Azilect [Member]
Product Information [Line Items]
Net revenues	384	428	371
Branded C N S Nuvigil [Member]
Product Information [Line Items]
Net revenues	373	388	320
Branded Respiratory Proair [Member]
Product Information [Line Items]
Net revenues	549	478	429
Branded Respiratory Qvar [Member]
Product Information [Line Items]
Net revenues	392	286	328
Branded Oncology Treanda [Member]
Product Information [Line Items]
Net revenues	741	767	709
Branded [Member]
Product Information [Line Items]
Net revenues	$ 8,338	$ 8,560	$ 8,388